Derivative Financial Instruments (Details) - Schedule of Derivative Financial Instruments - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of Financial Instruments [Line Items]
Total derivative financial instruments	$ 5,610,000	$ 9,263,296
Call option [Member]
Schedule of Financial Instruments [Line Items]
Total derivative financial instruments	$ 5,610,000	$ 9,263,296